REVENUE FROM CONTRACTS WITH CUSTOMERS - Narrative (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Contract liabilities	$ 91.4	$ 99.3